Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Other operating expenses [Abstract]
Insurance	$ 1,437	$ 976	$ 3,392	$ 1,104
Advertising, marketing and sponsorship	99	65	110	131
Short term office and equipment rental	54	30	155	73
Site expenses	889	340	1,377	574
Charitable donations	85	43	149	447
Filing fees	19	393	39	421
Site identification costs	0	0	15	0
Other expenses	506	66	976	217
Non-refundable sales tax	535	0	1,027	0
Other expenses	$ 3,624	$ 1,913	$ 7,240	$ 2,967